Investment at Cost (Details Narrative) - USD ($)				5 Months Ended	9 Months Ended		12 Months Ended
	May. 12, 2015	Mar. 26, 2015	Jan. 19, 2015	Dec. 31, 2013	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Sep. 21, 2015	Mar. 31, 2015
Bitcoin index price							$ 319.70		$ 243.39
Investment impairment					$ 254,433		$ 544,800
Liquidation preference								$ 1,500,000
Minimum [Member]
Percentage of equity ownership								54.40%
Minimum [Member] | Spondoolies-Tech Ltd [Member]
Percentage of equity ownership								44.60%
Maximum [Member]
Percentage of equity ownership								55.40%
Maximum [Member] | Spondoolies-Tech Ltd [Member]
Percentage of equity ownership								45.60%
Coin Outlet [Member]
Issuance of common stock for acquisition, share		166,756
Percentage of additional equity ownership		2.00%
Issuance of common stock shares for stock compensation		701,966
Percentage of equity ownership		4.20%
Percentage of equity ownership ability increase up to exercise of previously issued option and warrant		11.00%
Purchase Agreement [Member] | Coin Outlet [Member]
Convertible promissory note principal amount			$ 100,000
Note accrues interest rate			4.00%
Note maturity date			Jan. 31, 2016
Proceeds from convertible promissory note			$ 1,000,000
Percentage of sale of price per shares			80.00%
Note conversion price exceeds			$ 600,000
Share Purchase Agreement [Member] | Spondoolies-Tech Ltd [Member] | Series B Preferred Stock [Member]
Percentage of equity ownership					6.60%
Number of preferred stock shares purchased					29,092
Number of preferred stock purchased					$ 1,500,000
Preferred stock original issuance price per share					$ 51.56
Preferred stock initial conversation price per share					$ 51.56
Proceeds from issuance of public offering					$ 40,000,000
Letter Agreement [Member] | Spondoolies-Tech Ltd [Member]
Breakup fee payable	$ 50,000
Letter Agreement [Member] | Spondoolies-Tech Ltd [Member] | Board Of Directors Or Shareholders [Member]
Breakup fee payable	$ 1,000,000
Letter agreement period	3 years